American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
September 30, 2023

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.1%
Automobiles — 3.6%
Tesla, Inc.(1)	37,910	9,485,840
Beverages — 1.0%
Constellation Brands, Inc., Class A	10,030	2,520,840
Biotechnology — 3.5%
Biogen, Inc.(1)	6,210	1,596,032
Genmab A/S(1)	4,570	1,618,011
Gilead Sciences, Inc.	9,410	705,186
Regeneron Pharmaceuticals, Inc.(1)	6,450	5,308,092
		9,227,321
Broadline Retail — 5.7%
Amazon.com, Inc.(1)	118,960	15,122,195
Building Products — 1.1%
Advanced Drainage Systems, Inc.	15,450	1,758,674
Johnson Controls International PLC	24,100	1,282,361
		3,041,035
Capital Markets — 1.2%
MSCI, Inc.	6,350	3,258,058
Chemicals — 0.8%
Ecolab, Inc.	12,080	2,046,352
Commercial Services and Supplies — 1.0%
Cintas Corp.	1,990	957,210
Copart, Inc.(1)	40,140	1,729,633
		2,686,843
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	9,510	5,372,770
Distributors — 0.4%
Pool Corp.	2,750	979,275
Electrical Equipment — 0.5%
Acuity Brands, Inc.	8,540	1,454,447
Electronic Equipment, Instruments and Components — 1.1%
Cognex Corp.	24,110	1,023,228
Keyence Corp.	4,800	1,775,163
		2,798,391
Energy Equipment and Services — 0.7%
Schlumberger NV	30,760	1,793,308
Entertainment — 1.3%
Netflix, Inc.(1)	9,330	3,523,008
Financial Services — 7.3%
Block, Inc.(1)	10,350	458,091
Mastercard, Inc., Class A	26,740	10,586,633
Visa, Inc., Class A	35,300	8,119,353
		19,164,077
Ground Transportation — 0.7%
JB Hunt Transport Services, Inc.	9,170	1,728,728
Health Care Equipment and Supplies — 4.2%
Contra Abiomed, Inc.(1)	4,290	4,376
Dexcom, Inc.(1)	30,660	2,860,578
Edwards Lifesciences Corp.(1)	23,570	1,632,929
IDEXX Laboratories, Inc.(1)	2,840	1,241,847

Insulet Corp.(1)	6,900	1,100,481
Intuitive Surgical, Inc.(1)	14,630	4,276,203
		11,116,414
Health Care Providers and Services — 3.0%
UnitedHealth Group, Inc.	15,460	7,794,777
Hotels, Restaurants and Leisure — 2.8%
Chipotle Mexican Grill, Inc.(1)	2,690	4,927,623
Wingstop, Inc.	13,250	2,382,880
		7,310,503
Interactive Media and Services — 9.4%
Alphabet, Inc., Class A(1)	80,020	10,471,417
Alphabet, Inc., Class C(1)	87,930	11,593,570
Meta Platforms, Inc., Class A(1)	8,480	2,545,781
		24,610,768
IT Services — 1.4%
Gartner, Inc.(1)	3,230	1,109,860
Okta, Inc.(1)	30,900	2,518,659
		3,628,519
Life Sciences Tools and Services — 1.0%
Waters Corp.(1)	9,240	2,533,700
Machinery — 2.3%
Donaldson Co., Inc.	14,490	864,184
Fortive Corp.	26,260	1,947,441
Nordson Corp.	6,580	1,468,459
Westinghouse Air Brake Technologies Corp.	11,300	1,200,851
Yaskawa Electric Corp.	14,200	511,357
		5,992,292
Oil, Gas and Consumable Fuels — 1.2%
EOG Resources, Inc.	25,080	3,179,141
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,380	344,029
Pharmaceuticals — 2.2%
Eli Lilly & Co.	10,650	5,720,435
Professional Services — 1.0%
Paycom Software, Inc.	10,450	2,709,372
Semiconductors and Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc.(1)	11,370	1,169,063
Analog Devices, Inc.	17,510	3,065,826
Applied Materials, Inc.	34,650	4,797,293
ASML Holding NV	2,610	1,536,638
NVIDIA Corp.	36,460	15,859,735
		26,428,555
Software — 12.1%
Datadog, Inc., Class A(1)	20,620	1,878,276
DocuSign, Inc.(1)	38,300	1,608,600
Dynatrace, Inc.(1)	27,030	1,263,112
Fair Isaac Corp.(1)	3,990	3,465,434
Microsoft Corp.	57,080	18,023,010
Salesforce, Inc.(1)	17,300	3,508,094
Zscaler, Inc.(1)	12,730	1,980,661
		31,727,187
Technology Hardware, Storage and Peripherals — 13.3%
Apple, Inc.	203,930	34,914,855
Textiles, Apparel and Luxury Goods — 3.1%
lululemon athletica, Inc.(1)	13,830	5,332,986

NIKE, Inc., Class B	28,910	2,764,374
		8,097,360
TOTAL COMMON STOCKS (Cost $93,516,174)		260,310,395
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth ETF (Cost $1,361,106)	4,950	1,316,651
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,154	1,154
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $189,061), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $184,535)		184,454
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 1/15/30, valued at $1,221,998), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $1,198,528)		1,198,000
		1,382,454
TOTAL SHORT-TERM INVESTMENTS (Cost $1,383,608)		1,383,608
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $96,260,888)		263,010,654
OTHER ASSETS AND LIABILITIES — (0.1)%		(375,337)
TOTAL NET ASSETS — 100.0%		$262,635,317

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	825,130	JPY	121,133,670	UBS AG	12/22/23	$3,788

NOTES TO SCHEDULE OF INVESTMENTS
JPY	–	Japanese Yen
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$254,869,226	$5,441,169	—
Exchange-Traded Funds	1,316,651	—	—
Short-Term Investments	1,154	1,382,454	—
	$256,187,031	$6,823,623	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,788	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.